FORM 5500 RECONCILIATION	12 Months Ended
Dec. 31, 2025
401(k) Plan
FORM 5500 RECONCILIATION
FORM 5500 RECONCILIATION

NOTE 9 - FORM 5500 RECONCILIATION

Following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to net assets per the Form 5500 (amounts in thousands):

	2025	2024
Net assets available for benefits per the financial statements	$3,898,054	$3,761,181
Adjustment from contract value to fair value for fully benefit responsive investment contracts	(10,606)	(21,075)
Net assets per the Form 5500	$3,887,448	$3,740,106

Following is a reconciliation of the increase in net assets available for benefits per the financial statements for the year ended December 31, 2025, to the net gain per the Form 5500 (amounts in thousands):

Increase in net assets available for benefits per the financial statements	$136,873
Change in the adjustment from contract value to fair value for fully benefit responsive investment contracts as of December 31, 2025	10,469
Net gain per the Form 5500	$147,342